Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	45,553	43,627
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,492	2,345
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	43,061	41,282
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	41,580	38,152
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,492	2,344
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	39,088	35,808
Hong Kong Government | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	22	4
Hong Kong Government | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	22	4
Hong Kong Government | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other governments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,322	1,420
Other governments | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	648	666
Other governments | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	674	754
Asset-backed securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	235	363
Asset-backed securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Asset-backed securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	235	363
Corporate debt and other securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,189	5,426
Corporate debt and other securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,822	1,674
Corporate debt and other securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	4,367	3,752
Equities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	33,812	30,939
Equities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Equities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	33,812	30,939
Debt securities issued by banks and other financial institutions | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,180	1,244
Debt securities issued by banks and other financial institutions, guaranteed by governments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0